Distribution of profit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	¥ 87,113	¥ 61,925	¥ 184,182
Parent company
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	¥ 12,150,000